CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5.CASH AND CASH EQUIVALENTS

	Average yield	December 31,	December 31,
	p.a. %	2020	2019
Cash and banks	0.41	6,212,318	2,464,097

Cash equivalents
Local currency
Fixed-term deposits (1)	70.45 of CDI	115,032	630,075

Foreign currency
Fixed-term deposits (1)	0.43	507,707	154,955
		6,835,057	3,249,127
1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days.

Time Deposit is a remunerated bank deposit with a specific maturity period.

Sweep Account: is a paid sweep account. At the end of the day, the balance remaining in the account is automatically applied and automatically made available the next business day in the morning.